AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 66.5%
Financials – 19.4%
Banks – 11.6%
Absa Group Ltd.	8,700	$86,595
Abu Dhabi Islamic Bank PJSC	107,599	629,968
Agricultural Bank of China Ltd. - Class H	117,000	83,610
Alior Bank SA	1,016	26,712
Banco de Chile	571,283	86,401
Banco del Bajio SA(a)	35,700	86,185
Banco Santander Chile	1,411,174	88,628
Bank of Baroda	288,387	836,802
Bank of Changsha Co., Ltd. - Class A	60,700	84,317
Bank of Jiangsu Co., Ltd. - Class A	50,900	84,918
Bank of Ningbo Co., Ltd. - Class A	3,700	14,147
Bank Polska Kasa Opieki SA	27,665	1,424,871
Canara Bank	65,198	86,687
China Construction Bank Corp. - Class H	354,000	358,229
China Everbright Bank Co., Ltd. - Class A	211,500	122,664
Credicorp Ltd.	39	8,717
Emirates NBD Bank PJSC	178,679	1,109,264
Grupo Financiero Banorte SAB de CV	237,610	2,180,397
Hana Financial Group, Inc.	3,350	213,388
HDFC Bank Ltd.	3,719	86,674
Huaxia Bank Co., Ltd. - Class A	73,100	80,794
ICICI Bank Ltd.	146,069	2,468,529
Indian Bank	11,970	89,841
Industrial Bank Co., Ltd. - Class A	12,900	42,075
Industrial Bank of Korea	6,384	86,222
ING Bank Slaski SA(b)	1,016	87,986
Itau Unibanco Holding SA (Preference Shares)	358,910	2,440,913
Moneta Money Bank AS(a)	12,455	85,904
Ping An Bank Co., Ltd. - Class A	50,800	85,682
Piraeus Financial Holdings SA(b)	98,960	685,573
Punjab National Bank	10,508	13,531
Regional SAB de CV	4,500	37,171
Sberbank of Russia PJSC(c)(d)(e)	138,696	0
SCB X PCL	23,300	84,216
SinoPac Financial Holdings Co., Ltd.	229	190
Standard Bank Group Ltd.	5,039	64,699
State Bank of India	210,155	2,008,938
Turkiye Garanti Bankasi AS	29,126	98,843
Union Bank of India Ltd.	50,933	91,182

		16,251,463

Capital Markets – 1.4%
HDFC Asset Management Co., Ltd.(a)	26,164	1,585,309
Korea Investment Holdings Co., Ltd.	777	80,181
NH Investment & Securities Co., Ltd.	5,598	82,783
Samsung Securities Co., Ltd.	3,043	165,504

		1,913,777

Consumer Finance – 1.5%
Muthoot Finance Ltd.	5,916	181,374
Qifu Technology, Inc. (ADR)	41,833	1,813,879
Shriram Finance Ltd.	10,768	88,844

		2,084,097

Financial Services – 0.1%
Power Finance Corp., Ltd.	17,311	86,367
REC Ltd.	3,993	18,761

		105,128

Insurance – 4.8%
BB Seguridade Participacoes SA	256,500	1,690,140
China Life Insurance Co., Ltd. - Class H	34,000	82,041
China Pacific Insurance Group Co., Ltd. - Class A	6,200	32,510
DB Insurance Co., Ltd.	1,976	180,315
Hyundai Marine & Fire Insurance Co., Ltd.(b)	18,276	358,032

Company	Shares	U.S. $ Value

New China Life Insurance Co., Ltd. - Class A	20,800	$170,183
Old Mutual Ltd.	50,912	34,711
OUTsurance Group Ltd.	173,029	765,564
People’s Insurance Co. Group of China Ltd. (The) - Class H	235,000	179,376
PICC Property & Casualty Co., Ltd. - Class H	1,030,000	2,001,470
Samsung Fire & Marine Insurance Co., Ltd.	3,936	1,262,029

		6,756,371

		27,110,836

Information Technology – 18.2%
Communications Equipment – 2.6%
Accton Technology Corp.	12,000	299,925
Xiaomi Corp. - Class H(b)	426,800	3,285,394

		3,585,319

Electronic Equipment, Instruments & Components – 0.2%
Elite Material Co., Ltd.	3,000	90,716
Largan Precision Co., Ltd.	1,000	81,670
Synnex Technology International Corp.	38,000	83,747

		256,133

IT Services – 1.8%
Arabian Internet & Communications Services Co.	1,011	71,794
HCL Technologies Ltd.	81,394	1,641,064
Infosys Ltd.	47,194	881,711

		2,594,569

Semiconductors & Semiconductor Equipment – 9.1%
MediaTek, Inc.	56,200	2,408,095
Novatek Microelectronics Corp.	5,000	93,254
Realtek Semiconductor Corp.	40,000	776,840
SK Hynix, Inc.	6,509	1,402,570
Taiwan Semiconductor Manufacturing Co., Ltd.	218,200	7,979,433
United Microelectronics Corp.	55,000	82,956
WAAREE Energies Ltd.(b)	946	34,649

		12,777,797

Software – 0.1%
Oracle Financial Services Software Ltd.	796	83,369

Technology Hardware, Storage & Peripherals – 4.4%
Advantech Co., Ltd.	29,000	336,433
Asustek Computer, Inc.	89,000	1,967,556
Catcher Technology Co., Ltd.	12,000	87,135
Samsung Electronics Co., Ltd.	85,051	3,761,093
Samsung Electronics Co., Ltd. (Preference Shares)	1,781	65,336

		6,217,553

		25,514,740

Consumer Discretionary – 10.4%
Automobiles – 2.3%
BYD Co., Ltd. - Class A	35,276	1,636,823
Geely Automobile Holdings Ltd. - Class H	39,000	79,607
Kia Corp.	19,624	1,404,184
TVS Motor Co., Ltd.	1,359	46,244

		3,166,858

Broadline Retail – 4.0%
Alibaba Group Holding Ltd. - Class H	220,000	3,114,309
JD.com, Inc. - Class H	40,104	654,991
MercadoLibre, Inc.(b)	664	1,735,450
PDD Holdings, Inc. (ADR)(b)	1,369	143,280

		5,648,030

Hotels, Restaurants & Leisure – 1.4%
Haidilao International Holding Ltd. - Class H(a)	33,000	62,917
Meituan - Class H(a)(b)	40,400	649,876
OPAP SA	57,509	1,304,047

		2,016,840

Household Durables – 1.6%
Coway Co., Ltd.	1,185	84,678
Gree Electric Appliances, Inc. of Zhuhai - Class A	271,800	1,706,370

Company	Shares	U.S. $ Value

Hisense Home Appliances Group Co., Ltd. - Class H	17,000	$46,440
Hisense Visual Technology Co., Ltd. - Class A	109,200	351,359
Nien Made Enterprise Co., Ltd.	6,000	83,647

		2,272,494

Specialty Retail – 0.2%
Chow Tai Fook Jewellery Group Ltd. - Class H	36,200	62,071
Jarir Marketing Co.	24,844	83,052
Zhongsheng Group Holdings Ltd. - Class H	37,500	58,001

		203,124

Textiles, Apparel & Luxury Goods – 0.9%
Bosideng International Holdings Ltd. - Class H	1,698,000	1,006,351
Page Industries Ltd.	326	187,243

		1,193,594

		14,500,940

Communication Services – 9.5%
Diversified Telecommunication Services – 0.4%
Emirates Integrated Telecommunications Co. PJSC	24,111	65,126
KT Corp. (Sponsored ADR)	18,260	379,443
LG Uplus Corp.	8,620	91,260

		535,829

Entertainment – 1.8%
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	36,200	87,483
International Games System Co., Ltd.	6,000	176,135
Krafton, Inc.(b)	318	85,380
Kuaishou Technology - Class H(a)(b)	11,100	90,105
NetEase, Inc. - Class H	78,300	2,110,135

		2,549,238

Interactive Media & Services – 5.6%
NAVER Corp.	8,925	1,733,101
Tencent Holdings Ltd. - Class H	95,500	6,153,601

		7,886,702

Media – 0.1%
Cheil Worldwide, Inc.	5,639	83,629

Wireless Telecommunication Services – 1.6%
Etihad Etisalat Co.	19,359	306,090
SK Telecom Co., Ltd.	45,605	1,918,764

		2,224,854

		13,280,252

Real Estate – 2.4%
Real Estate Management & Development – 2.4%
Aldar Properties PJSC	58,058	141,081
Emaar Development PJSC	317,763	1,169,874
Emaar Properties PJSC	534,996	1,984,643
Zhejiang China Commodities City Group Co., Ltd. - Class A	7,000	20,242

		3,315,840

Industrials – 2.3%
Aerospace & Defense – 0.2%
Bharat Electronics Ltd.	17,395	85,791
Hanwha Aerospace Co., Ltd.	73	45,810
Hindustan Aeronautics Ltd.(a)	1,489	84,705
Mazagon Dock Shipbuilders Ltd.	2,219	84,020

		300,326

Air Freight & Logistics – 0.0%
Hyundai Glovis Co., Ltd.	180	17,921

Electrical Equipment – 0.0%
Polycab India Ltd.	379	28,932

Ground Transportation – 0.1%
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA	99,000	76,166

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.1%
Astra International Tbk PT	290,600	$80,588
Sime Darby Bhd	160,100	62,746

		143,334

Machinery – 1.3%
Ashok Leyland Ltd.	29,621	86,220
Cummins India Ltd.	2,198	87,164
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	28	7,561
Yutong Bus Co., Ltd. - Class A	453,099	1,574,113

		1,755,058

Marine Transportation – 0.3%
COSCO SHIPPING Holdings Co., Ltd. - Class A	37,500	78,848
COSCO SHIPPING Holdings Co., Ltd. - Class H	47,500	82,693
Evergreen Marine Corp. Taiwan Ltd.	12,000	81,716
Orient Overseas International Ltd. - Class H	5,000	85,095
Yang Ming Marine Transport Corp.	34,000	82,652

		411,004

Passenger Airlines – 0.1%
China Airlines Ltd.	118,000	87,191
Eva Airways Corp.	64,000	87,356
InterGlobe Aviation Ltd.(a)	448	31,170

		205,717

Professional Services – 0.0%
HeadHunter Group PLC (ADR)(b)(c)(d)	18,930	0

Trading Companies & Distributors – 0.0%
BOC Aviation Ltd. - Class H(a)	3,900	32,337

Transportation Infrastructure – 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV	6,600	86,806
International Container Terminal Services, Inc.	14,960	109,064
Salik Co. PJSC	19,812	32,632
Zhejiang Expressway Co., Ltd. - Class H	92,000	84,730

		313,232

		3,284,027

Materials – 1.5%
Chemicals – 1.0%
Coromandel International Ltd.	3,047	88,731
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	10,835	70,048
PhosAgro PJSC (GDR REG S)(b)(c)(d)(f)	4,393	0
PhosAgro PJSC (GDR)(b)(c)(d)(f)	28	0
SABIC Agri-Nutrients Co.	2,819	80,604
Saudi Aramco Base Oil Co.	3,151	85,878
Solar Industries India Ltd.	425	87,224
Yanbu National Petrochemical Co.	2,399	19,328
Yunnan Yuntianhua Co., Ltd. - Class A	298,900	917,645

		1,349,458

Construction Materials – 0.1%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	51,900	77,838

Metals & Mining – 0.4%
China Hongqiao Group Ltd. - Class H	84,000	193,419
Harmony Gold Mining Co., Ltd.	3,441	47,878
Hindustan Zinc Ltd.	16,015	84,307
Kumba Iron Ore Ltd.	5,368	86,428
Lloyds Metals & Energy Ltd.	1,084	20,043
MMC Norilsk Nickel PJSC (ADR)(b)(c)(d)(e)	3,568	0
NMDC Ltd.	104,792	85,584
Polyus PJSC (GDR)(b)(c)(d)(e)	284	0
Vedanta Ltd.	16,330	87,939

		605,598

		2,032,894

Company	Shares	U.S. $ Value

Utilities – 1.2%
Electric Utilities – 1.2%
CEZ AS	1,518	$89,169
Cia Energetica de Minas Gerais (Preference Shares)	687,100	1,365,828
CPFL Energia SA	11,600	87,239
Korea Electric Power Corp.	3,381	97,702
Manila Electric Co.	8,960	85,655

		1,725,593

Consumer Staples – 1.2%
Consumer Staples Distribution & Retail – 0.1%
Nahdi Medical Co.	2,562	87,233

Food & Staples Retailing – 0.0%
Magnit PJSC(c)(d)(e)	1,178	0

Food Products – 0.6%
AVI Ltd.	76,500	406,747
Britannia Industries Ltd.	2,804	191,309
China Feihe Ltd. - Class H(a)	116,384	84,895
Marico Ltd.	14,908	125,526

		808,477

Personal Care Products – 0.5%
Colgate-Palmolive India Ltd.	26,521	745,756

Tobacco – 0.0%
Eastern Co. SAE	32,231	19,494
KT&G Corp.	502	47,382

		66,876

		1,708,342

Energy – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Alamtri Resources Indonesia Tbk PT	82,700	9,336
Bharat Petroleum Corp., Ltd.	22,803	88,181
Coal India Ltd.	18,540	84,770
Gazprom PJSC(b)(c)(d)(e)	153,780	0
Hindustan Petroleum Corp., Ltd.	17,919	91,393
LUKOIL PJSC(b)(c)(d)(e)	18,789	0
PTT Exploration & Production PCL	8,600	28,968
United Tractors Tbk PT	5,600	7,398
Yankuang Energy Group Co., Ltd. - Class H	8,000	7,963

		318,009

Health Care – 0.2%
Biotechnology – 0.1%
Imeik Technology Development Co., Ltd. - Class A	3,493	85,335

Life Sciences Tools & Services – 0.0%
WuXi AppTec Co., Ltd. - Class H(a)	7,000	70,423

Pharmaceuticals – 0.1%
CSPC Pharmaceutical Group Ltd. - Class H	80,000	78,693

		234,451

Total Common Stocks (cost $71,313,761)		93,025,924

	Principal Amount (000)

FIXED INCOME – 24.0%
Sovereign Bonds – 13.2%
Abu Dhabi Government International Bond 3.125%, 09/30/2049(a)	U.S.$	390	264,420
Angolan Government International Bond 8.00%, 11/26/2029(a)		740	669,700

	Principal Amount (000)		U.S. $ Value

Argentine Republic Government International Bond 0.75%, 07/09/2030(g)	U.S.$	198	$156,935
1.00%, 07/09/2029		195	162,365
5.00%, 01/09/2038(g)		993	705,458
Brazilian Government International Bond 7.125%, 05/13/2054		200	191,100
Chile Electricity Lux Mpc II SARL 5.58%, 10/20/2035(a)		196	195,794
Colombia Government International Bond 4.125%, 02/22/2042		203	128,702
5.00%, 06/15/2045		223	150,302
8.00%, 11/14/2035		625	628,906
Costa Rica Government International Bond 7.16%, 03/12/2045(a)		200	207,250
Dominican Republic International Bond 4.875%, 09/23/2032(a)		405	373,612
5.95%, 01/25/2027(a)		355	358,195
6.00%, 02/22/2033(a)		219	216,700
6.95%, 03/15/2037(a)		410	418,251
8.625%, 04/20/2027(a)		133	137,867
Ecuador Government International Bond 5.50%, 07/31/2035(a)(g)		790	573,968
6.90%, 07/31/2030(a)(g)		229	198,741
Egypt Government International Bond 7.05%, 01/15/2032(a)		200	182,042
7.30%, 09/30/2033(a)		353	312,934
7.60%, 03/01/2029(a)(g)		400	402,876
8.625%, 02/04/2030(a)		260	262,730
El Salvador Government International Bond 8.625%, 02/28/2029(a)		456	475,551
9.65%, 11/21/2054(a)		200	207,000
Ghana Government International Bond Zero Coupon, 07/03/2026(a)		17	16,024
Zero Coupon, 01/03/2030(a)		37	30,915
5.00%, 07/03/2029(a)(g)		167	155,918
5.00%, 07/03/2035(a)(g)		262	202,686
Guatemala Government Bond 6.05%, 08/06/2031(a)		200	203,200
Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(a)		200	199,935
Hungary Government International Bond 5.50%, 03/26/2036(a)		577	554,941
6.75%, 09/25/2052(a)		400	407,092
6.75%, 09/23/2055(a)		200	201,600
Israel Government International Bond Series 5Y 5.375%, 02/19/2030		250	255,322
Ivory Coast Government International Bond 5.75%, 12/31/2032(a)(g)		55	52,675
6.125%, 06/15/2033(a)		200	181,876
Jamaica Government International Bond 8.00%, 03/15/2039		208	245,060
Jordan Government International Bond 7.75%, 01/15/2028(a)		330	340,098
Lebanon Government International Bond Series 10Y 6.00%, 01/27/2023(a)(b)(h)		36	6,804
6.85%, 03/23/2027(a)(b)(i)		481	90,909
Series E 6.10%, 10/04/2022(a)(b)(h)		216	40,824
Morocco Government International Bond 4.00%, 12/15/2050(a)		463	314,261
Nigeria Government International Bond 6.125%, 09/28/2028(a)		787	749,130
8.375%, 03/24/2029(a)		207	208,294
Oman Government International Bond 7.375%, 10/28/2032(a)		200	226,120
Oriental Republic of Uruguay 5.25%, 09/10/2060		160	144,914

	Principal Amount (000)		U.S. $ Value

Panama Government International Bond 3.87%, 07/23/2060	U.S.$	370	$210,900
6.85%, 03/28/2054		200	183,175
Paraguay Government International Bond 5.40%, 03/30/2050(a)		249	213,019
Peruvian Government International Bond 2.78%, 12/01/2060		45	24,165
5.625%, 11/18/2050		65	61,872
Philippine Government International Bond 4.20%, 03/29/2047		273	223,177
Republic of South Africa Government International Bond Series 10Y 5.875%, 04/20/2032		370	361,052
Series 30Y 6.30%, 06/22/2048		220	178,200
7.95%, 11/19/2054(a)		200	190,600
Republic of Uzbekistan International Bond 6.95%, 05/25/2032(a)		448	460,880
Romanian Government International Bond 3.00%, 02/14/2031(a)		94	80,323
3.625%, 03/27/2032(a)		238	204,011
4.00%, 02/14/2051(a)		210	131,612
5.875%, 01/30/2029(a)		60	60,295
7.50%, 02/10/2037(a)		280	290,606
Saudi Government International Bond 3.45%, 02/02/2061(a)		262	161,623
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(a)		282	207,183
6.75%, 03/13/2048(a)		200	119,750
Sri Lanka Government International Bond 3.35%, 03/15/2033(a)(g)		377	304,785
3.60%, 05/15/2036(a)(g)		55	44,717
3.60%, 02/15/2038(a)(g)		110	89,706
4.00%, 04/15/2028(a)		60	55,777
Trinidad & Tobago Government International Bond 6.40%, 06/26/2034(a)		200	196,400
Turkiye Government International Bond Series 10Y 5.875%, 06/26/2031		755	718,382
7.25%, 05/29/2032		200	200,800
Ukraine Government International Bond Zero Coupon, 02/01/2030(a)(g)		33	15,566
Zero Coupon, 02/01/2035(a)(g)		326	152,577
Zero Coupon, 02/01/2036(a)(g)		147	68,559
1.75%, 02/01/2029(a)(g)		152	93,941
1.75%, 02/01/2034(a)(g)		209	107,401
1.75%, 02/01/2035(a)(g)		143	72,510
1.75%, 02/01/2036(a)(g)		282	140,138
Uruguay Government International Bond 4.975%, 04/20/2055		62	55,279
5.10%, 06/18/2050		124	114,305
Venezuela Government International Bond 11.95%, 08/05/2031(a)(b)(i)		265	49,858
12.75%, 08/23/2022(a)(b)(h)		254	46,373
Zambia Government International Bond 0.50%, 12/31/2053(a)		132	89,665
5.75%, 06/30/2033(a)(g)		118	108,116

			18,497,295

Corporate Bonds – 5.3%
Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(a)		210	187,425
AES Andes SA 6.30%, 03/15/2029(a)		200	204,691
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		188	171,233
Akbank TAS 7.50%, 01/20/2030(a)		200	202,750

	Principal Amount (000)		U.S. $ Value

Ambipar Lux SARL 10.875%, 02/05/2033(a)	U.S.$	200	$189,883
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		200	204,895
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		200	171,740
4.50%, 01/31/2030(a)		200	154,000
Canacol Energy Ltd. 5.75%, 11/24/2028(a)		200	69,786
China Cinda 2020 I Management Ltd. Series E 3.25%, 01/28/2027(a)		200	195,688
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.375%, 07/22/2031(a)		200	155,900
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	500	146,436
Ecopetrol SA 8.625%, 01/19/2029	U.S.$	716	756,368
Empresas Publicas de Medellin ESP 4.375%, 02/15/2031(a)		200	175,454
8.375%, 11/08/2027(a)	COP	418,000	93,111
Engie Energia Chile SA 6.375%, 04/17/2034(a)	U.S.$	200	206,200
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(a)		200	205,000
Greenko Dutch BV 3.85%, 03/29/2026(a)		176	172,568
JSW Steel Ltd. 3.95%, 04/05/2027(a)		200	192,610
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		245	228,095
Leviathan Bond Ltd. 6.75%, 06/30/2030(a)		42	41,820
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		274	258,046
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		200	197,562
Ma’aden Sukuk Ltd. 5.25%, 02/13/2030(a)		200	203,334
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(a)		250	256,062
Melco Resorts Finance Ltd. 5.75%, 07/21/2028(a)		200	195,676
Mersin Uluslararasi Liman Isletmeciligi AS 8.25%, 11/15/2028(a)		200	207,750
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028(a)		200	204,511
OCP SA 7.50%, 05/02/2054(a)		200	199,294
Port Of Spain Waterfront Development 7.875%, 02/19/2040(a)		200	198,137
Raizen Fuels Finance SA 6.25%, 07/08/2032(a)		200	198,003
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		200	197,817
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(a)		200	195,250
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(a)		197	197,954
Stillwater Mining Co. 4.00%, 11/16/2026(a)		200	194,344
Vedanta Resources Finance II PLC 10.875%, 09/17/2029(a)		200	207,256
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		132	130,762

			7,367,411

	Principal Amount (000)		U.S. $ Value

Quasi-Sovereign Bonds – 4.5%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(a)	U.S.$	200	$178,750
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	166,800
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		200	201,048
6.25%, 07/09/2054(a)		230	226,578
Bapco Energies BSC Closed 7.50%, 10/25/2027(a)		259	264,483
Caixa Economica Federal 5.625%, 05/13/2030(a)		200	200,000
Comision Federal de Electricidad Series E 5.00%, 09/29/2036(f)		199	177,260
Corp. Nacional del Cobre de Chile 3.70%, 01/30/2050(a)		200	134,480
5.95%, 01/08/2034(a)		518	527,712
Pertamina Persero PT 2.30%, 02/09/2031(a)		200	173,750
Petroleos de Venezuela SA 5.375%, 04/12/2027(a)(b)(i)		706	88,616
9.00%, 11/17/2021(a)(b)(h)		128	16,788
Petroleos Mexicanos 5.50%, 06/27/2044		81	54,189
5.625%, 01/23/2046		88	58,080
6.35%, 02/12/2048		910	633,269
6.375%, 01/23/2045		300	210,714
6.50%, 01/23/2029		1,091	1,067,969
7.69%, 01/23/2050		135	105,975
8.75%, 06/02/2029		175	180,877
Petronas Capital Ltd. 3.40%, 04/28/2061(a)		322	209,992
5.34%, 04/03/2035(a)		310	317,288
TC Ziraat Bankasi AS 8.00%, 01/16/2029(a)		200	205,342
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		404	418,015
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(a)		200	200,394
9.00%, 01/28/2027(a)		200	208,876

			6,227,245

Treasury Bonds – 0.5%
Peru Government Bond 7.30%, 08/12/2033(a)(g)	PEN	1,864	572,804
U.S. Treasury Bonds 4.50%, 11/15/2054	U.S.$	120	114,558

			687,362

Inflation-Linked Securities – 0.2%
Brazil Notas do Tesouro Nacional Series B 6.00%, 08/15/2050	BRL	425	320,666

Emerging Markets - Treasuries – 0.2%
Colombian TES Series B 6.25%, 07/09/2036	COP	341,600	53,900
Republic of South Africa Government Bond Series 2048 8.75%, 02/28/2048	ZAR	4,633	209,925

			263,825

Sovereign Agencies – 0.1%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a)	U.S.$	200	202,148

Total Fixed Income (cost $33,505,891)			33,565,952

	Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS – 8.9%
Treasury Bills – 6.8%
United States – 6.8%
U.S. Treasury Bill Zero Coupon, 07/01/2025	U.S.$	170	$169,980
Zero Coupon, 07/17/2025		170	169,686
Zero Coupon, 07/24/2025		9,100	9,075,697

Total Treasury Bills (cost $9,415,249)			9,415,363

	Shares

Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(j)(k)(l) (cost $2,231,640)		2,231,640	2,231,640

	Principal Amount (000)

Time Deposits – 0.5%
ANZ, London 2.61%, 07/01/2025	AUD	12	7,897
Citibank, London 0.86%, 07/01/2025	EUR	10	12,025
3.17%, 07/01/2025	GBP	6	7,683
Citibank, New York 3.68%, 07/01/2025	U.S.$	399	399,331
HSBC, Hong Kong 0.02%, 07/02/2025	HKD	63	8,000
HSBC, Singapore 0.46%, 07/01/2025	SGD	1	753
Nordea, Oslo 2.94%, 07/01/2025	NOK	2	185
Royal Bank of Canada, Toronto 1.55%, 07/02/2025	CAD	14	10,264
SEB, Stockholm (0.31)%, 07/01/2025	CHF	1	1,584
0.80%, 07/01/2025	SEK	10	1,031
SMBC, Tokyo 0.12%, 07/01/2025	JPY	4,955	34,411
Standard Chartered Bank, Johannesburg 5.16%, 07/01/2025	ZAR	4,055	229,070

Total Time Deposits (cost $712,234)			712,234

Total Short-Term Investments (cost $12,359,123)			12,359,237

Total Investments – 99.4% (cost $117,178,775)(m)			138,951,113
Other assets less liabilities – 0.6%			873,326

Net Assets – 100.0%			$139,824,439

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	198	September 2025	$12,211,650	$259,974
U.S. 10 Yr Ultra Futures	10	September 2025	1,142,656	19,531
U.S. T-Note 2 Yr (CBT) Futures	17	September 2025	3,536,399	11,531
U.S. T-Note 5 Yr (CBT) Futures	1	September 2025	109,000	1,281
U.S. T-Note 10 Yr (CBT) Futures	12	September 2025	1,345,500	24,094
U.S. Ultra Bond (CBT) Futures	11	September 2025	1,310,375	39,899
Sold Contracts
U.S. Long Bond (CBT) Futures	1	September 2025	115,469	(2,930)

				$353,380

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	7,059	USD	1,268	07/02/2025	$(30,793)
Bank of America NA	USD	1,293	BRL	7,059	07/02/2025	5,714
Bank of America NA	PEN	969	USD	272	07/15/2025	(1,730)
Bank of America NA	KRW	1,034,880	USD	755	07/17/2025	(10,278)
Bank of America NA	CZK	26,149	USD	1,194	07/18/2025	(52,639)
Bank of America NA	USD	1,259	BRL	7,059	08/04/2025	29,382
Bank of America NA	USD	1,287	CNH	9,195	08/07/2025	1,056
Bank of America NA	ZAR	10,539	USD	592	08/07/2025	(1,552)
Barclays Bank PLC	PEN	5,498	USD	1,498	07/15/2025	(53,661)
Barclays Bank PLC	USD	1,337	KRW	1,810,474	07/17/2025	2,596
Barclays Bank PLC	IDR	19,105,737	USD	1,178	07/24/2025	(2,341)
Barclays Bank PLC	USD	1,737	INR	149,471	08/14/2025	3,226
Barclays Bank PLC	MYR	14,570	USD	3,454	09/17/2025	(13,015)
Brown Brothers Harriman & Co.	TRY	2,709	USD	67	07/17/2025	(418)
Brown Brothers Harriman & Co.	HUF	234,965	USD	668	07/18/2025	(24,155)
Brown Brothers Harriman & Co.	PLN	918	USD	243	07/18/2025	(11,478)
Brown Brothers Harriman & Co.	USD	811	THB	26,851	07/24/2025	16,194
Brown Brothers Harriman & Co.	MXN	14,818	USD	774	08/22/2025	(11,085)
Citibank NA	KRW	7,334,671	USD	5,151	07/17/2025	(275,128)
Citibank NA	USD	256	IDR	4,319,575	07/24/2025	10,975
Citibank NA	USD	4,450	PHP	252,152	07/29/2025	24,375
Citibank NA	TWD	109,536	USD	3,676	08/22/2025	(136,554)
Citibank NA	USD	1,892	TWD	53,972	08/22/2025	(13,597)
Deutsche Bank AG	USD	2,449	KRW	3,312,178	07/17/2025	1,278
Deutsche Bank AG	USD	705	HUF	248,897	07/18/2025	28,135
Deutsche Bank AG	USD	2,405	CNH	17,173	08/07/2025	990
Deutsche Bank AG	INR	66,881	USD	777	08/14/2025	(2,242)
Goldman Sachs Bank USA	USD	1,406	COP	5,688,622	07/15/2025	(16,073)
Goldman Sachs Bank USA	PHP	52,766	USD	947	07/29/2025	10,576
Goldman Sachs Bank USA	USD	1,416	INR	121,722	08/14/2025	1,698
Goldman Sachs Bank USA	USD	4,276	MYR	17,995	09/17/2025	6,546
HSBC Bank USA	USD	52	PEN	188	07/15/2025	1,470
HSBC Bank USA	KRW	1,432,422	USD	1,012	07/17/2025	(47,311)
HSBC Bank USA	IDR	53,636,473	USD	3,212	07/24/2025	(100,173)
HSBC Bank USA	USD	5,923	IDR	100,321,296	07/24/2025	272,995
HSBC Bank USA	USD	640	PHP	35,547	07/29/2025	(9,657)
HSBC Bank USA	USD	715	ZAR	12,749	08/07/2025	3,305
HSBC Bank USA	USD	1,686	INR	145,720	08/14/2025	10,887
HSBC Bank USA	TWD	6,160	USD	209	08/22/2025	(5,580)
JPMorgan Chase Bank NA	USD	416	PHP	23,570	07/29/2025	2,300
JPMorgan Chase Bank NA	TWD	26,175	USD	888	08/22/2025	(22,947)
Morgan Stanley Capital Services LLC	BRL	10,116	USD	1,854	07/02/2025	(8,189)
Morgan Stanley Capital Services LLC	USD	1,777	BRL	10,116	07/02/2025	85,316
Morgan Stanley Capital Services LLC	CLP	960,538	USD	1,018	07/15/2025	(13,266)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	COP	5,780,396	USD	1,349	07/15/2025	$(63,042)
Morgan Stanley Capital Services LLC	USD	1,044	HUF	371,683	07/18/2025	50,185
Morgan Stanley Capital Services LLC	IDR	2,846,624	USD	174	07/24/2025	(2,099)
Morgan Stanley Capital Services LLC	USD	1,116	ZAR	20,076	08/07/2025	14,760
Standard Chartered Bank	KRW	3,355,064	USD	2,423	07/17/2025	(58,793)
Standard Chartered Bank	PHP	26,283	USD	471	07/29/2025	4,897
Standard Chartered Bank	USD	259	PHP	14,737	07/29/2025	2,093
UBS AG	BRL	3,058	USD	543	07/02/2025	(19,364)
UBS AG	USD	560	BRL	3,058	07/02/2025	2,475
UBS AG	PLN	8,347	USD	2,229	07/18/2025	(85,431)
UBS AG	CNH	116,019	USD	16,198	08/07/2025	(57,994)

						$(557,161)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2025	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-EM Series 43, 5 Year Index, 6/20/2030*	1.00%	Quarterly	1.56%	USD 2,180	$53,373	$74,100	$(20,727)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,420	06/06/2028	1 Day SOFR	3.630%	Annual	$30,831	$-0-	$30,831
USD	1,910	09/13/2029	1 Day SOFR	3.138%	Annual	(42,150)	-0-	(42,150)

						$(11,319)	$-0-	$(11,319)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $27,385,657 or 19.59% of net assets.

(b)	Non-income producing security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.

(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC	10/27/2021 - 02/15/2022	$759,951	$-0-	0.00%
LUKOIL PJSC	01/11/2016 - 02/15/2022	959,078	-0-	0.00%
Magnit PJSC	04/15/2020 - 06/30/2021	46,303	-0-	0.00%
MMC Norilsk Nickel PJSC (ADR)	04/12/2021 - 09/22/2021	114,460	-0-	0.00%
Polyus PJSC (GDR)	09/06/2019 - 04/27/2022	4,388	-0-	0.00%
Sberbank of Russia PJSC	04/07/2020 - 08/18/2020	405,713	-0-	0.00%

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.13% of net assets as of June 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Comision Federal de Electricidad Series E 5.00%, 09/29/2036	09/15/2021	$210,035	$177,260	0.13%
PhosAgro PJSC (GDR)	06/30/2021	447	-0-	0.00%
PhosAgro PJSC (GDR REG S)	06/30/2021	89,310	-0-	0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2025.
(h)	Defaulted matured security.
(i)	Defaulted.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)	Affiliated investments.
(m)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,905,649 and gross unrealized depreciation of investments was $(6,369,138), resulting in net unrealized appreciation of $21,536,511.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDX-EM – Emerging Market Credit Default Swap Index

GDR – Global Depositary Receipt

JSC – Joint Stock Company

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

REG – Registered Shares

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

June 30, 2025 (unaudited)

21.8%	China
10.7%	Taiwan
9.8%	South Korea
9.8%	India
6.3%	Brazil
4.0%	United Arab Emirates
3.6%	Mexico
2.3%	South Africa
1.9%	Turkey
1.5%	Colombia
1.4%	Greece
1.4%	Poland
1.2%	Chile
15.4%	Other
8.9%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.1% or less in the following: Angola, Argentina, Bahrain, Costa Rica, Cote D’Ivoire, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Ghana, Guatemala, Hong Kong, Hungary, Indonesia, Israel, Jamaica, Jordan, Kazakhstan, Lebanon, Malaysia, Morocco, Nigeria, Oman, Panama, Paraguay, Peru, Philippines, Romania, Russia, Saudi Arabia, Senegal, Sri Lanka, Thailand, Trinidad and Tobago, Ukraine, United States, Uruguay, Uzbekistan, Venezuela and Zambia.

AB Emerging Markets Multi-Asset Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$10,341,970	$16,768,866	$0#	$27,110,836
Information Technology	-0-	25,514,740	-0-	25,514,740
Consumer Discretionary	3,182,777	11,318,163	-0-	14,500,940
Communication Services	750,659	12,529,593	-0-	13,280,252
Real Estate	-0-	3,315,840	-0-	3,315,840
Industrials	162,972	3,121,055	0#	3,284,027
Materials	86,428	1,946,466	0#	2,032,894
Utilities	1,627,891	97,702	-0-	1,725,593
Consumer Staples	513,474	1,194,868	0#	1,708,342
Energy	-0-	318,009	0#	318,009
Health Care	-0-	234,451	-0-	234,451
Fixed Income Securities:
Sovereign Bonds	-0-	18,497,295	-0-	18,497,295
Corporate Bonds	-0-	7,367,411	-0-	7,367,411
Quasi-Sovereign Bonds	-0-	6,227,245	-0-	6,227,245
Treasury Bonds	-0-	687,362	-0-	687,362
Inflation-Linked Securities	-0-	320,666	-0-	320,666
Emerging Markets - Treasuries	-0-	263,825	-0-	263,825
Sovereign Agencies	-0-	202,148	-0-	202,148
Short-Term Investments:
Treasury Bills	-0-	9,415,363	-0-	9,415,363
Investment Companies	2,231,640	-0-	-0-	2,231,640
Time Deposits	712,234	-0-	-0-	712,234

Total Investments in Securities	19,610,045	119,341,068+	0#	138,951,113
Other Financial Instruments*:
Assets
Futures	356,310	-0-	-0-	356,310
Forward Currency Exchange Contracts	-0-	593,424	-0-	593,424
Centrally Cleared Credit Default Swaps	-0-	53,373	-0-	53,373
Centrally Cleared Interest Rate Swaps	-0-	30,831	-0-	30,831
Liabilities
Futures	(2,930)	-0-	-0-	(2,930)
Forward Currency Exchange Contracts	-0-	(1,150,585)	-0-	(1,150,585)
Centrally Cleared Interest Rate Swaps	-0-	(42,150)	-0-	(42,150)

Total	$19,963,425	$118,825,961	$0#	$138,789,386

#	The Fund heId securities with zero market value at period end.
+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2025 is as follows:

Fund	Market Value 3/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$8,310	$15,438	$21,516	$2,232	$46
AB Government Money Market Portfolio*	-0-	1,600	1,600	-0-	0	**
Total				$2,232	$46

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.